Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2023
Land use rights, net
Schedule of land use right

	December 31,
	2022	2023
	US$	US$

Gross carrying amount	380,797	374,447
Less: accumulated amortization	(50,792)	(58,377)

Land use rights, net	330,005	316,070

Customer relationships
Land use rights, net
Schedule of finite-lived intangible assets, future amortization expense

Amortization expense
of land use rights
US$

2024	8,432
2025	8,432
2026	8,432
2027	8,432
2028	8,432